First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments
April 30, 2024  (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 40.3%
	Collateralized Mortgage Obligations — 14.5%
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
$250,000	Series 2024-HQA1, Class M2, 30 Day Average SOFR + 2.00% (a) (b)	7.33%	03/25/44	$250,532
	Federal Home Loan Mortgage Corporation
575,351	Series 2015-4499, Class CZ	3.50%	08/15/45	460,228
561,489	Series 2017-4745, Class CZ	3.50%	01/15/48	473,099
464,005	Series 2019-4942, Class FA, 30 Day Average SOFR + CSA + 0.50% (b)	5.94%	01/25/50	455,205
	Seasoned Loans Structured Transaction Trust
428,283	Series 2019-2, Class A1C	2.75%	09/25/29	388,461
184,664	Series 2019-3, Class A1C	2.75%	11/25/29	168,460
				2,195,985
	Commercial Mortgage-Backed Securities — 4.8%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
5,405,269	Series 2019-K097, Class X1, IO (c)	1.22%	07/25/29	248,113
3,143,512	Series 2020-K115, Class X1, IO (c)	1.42%	06/25/30	199,664
16,692,189	Series 2021-KG05, Class X1, IO (c)	0.40%	01/25/31	284,158
				731,935
	Pass-Through Securities — 21.0%
	Federal National Mortgage Association
523,832	Pool 310208	3.00%	03/01/48	432,871
509,956	Pool 310211	3.50%	07/01/48	439,666
294,164	Pool BF0207	4.50%	04/01/47	279,185
423,926	Pool FM9712	3.50%	11/01/50	373,402
81,000	Pool TBA	3.00%	05/15/54	66,892
356,000	Pool TBA	4.00%	05/15/54	318,435
616,000	Pool TBA	3.50%	06/15/54	531,374
423,000	Pool TBA	4.50%	06/15/54	389,923
381,000	Pool TBA	5.00%	06/15/54	361,015
				3,192,763
	Total U.S. Government Agency Mortgage-Backed Securities			6,120,683
	(Cost $6,159,568)
CORPORATE BONDS AND NOTES — 26.4%
	Aerospace/Defense — 0.7%
25,000	Howmet Aerospace, Inc.	6.75%	01/15/28	25,837
30,000	Lockheed Martin Corp.	5.70%	11/15/54	30,351
25,000	Northrop Grumman Corp.	4.70%	03/15/33	23,703
25,000	Northrop Grumman Corp.	5.15%	05/01/40	23,496
				103,387
	Banks — 4.4%
50,000	Bank of America Corp. (d)	5.08%	01/20/27	49,490
50,000	Bank of America Corp. (d)	3.97%	02/07/30	46,491
25,000	Bank of America Corp. (d)	4.57%	04/27/33	23,055
45,000	Bank of New York Mellon (The) Corp. (d)	6.32%	10/25/29	46,520
15,000	Fifth Third Bancorp (d)	4.77%	07/28/30	14,154
40,000	Goldman Sachs Group (The), Inc.	3.50%	11/16/26	38,025
30,000	Goldman Sachs Group (The), Inc. (d)	4.48%	08/23/28	28,990
30,000	JPMorgan Chase & Co. (d)	4.85%	07/25/28	29,395

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$75,000	JPMorgan Chase & Co. (d)	4.57%	06/14/30	$71,714
25,000	JPMorgan Chase & Co. (d)	4.91%	07/25/33	23,780
50,000	Morgan Stanley (d)	4.68%	07/17/26	49,361
25,000	Morgan Stanley (d)	4.43%	01/23/30	23,790
25,000	Morgan Stanley (d)	6.34%	10/18/33	25,940
25,000	PNC Financial Services Group (The), Inc. (d)	6.62%	10/20/27	25,553
25,000	PNC Financial Services Group (The), Inc.	3.45%	04/23/29	22,794
35,000	State Street Corp. (d)	5.10%	05/18/26	34,785
15,000	Truist Financial Corp. (d)	4.87%	01/26/29	14,551
25,000	US Bancorp (d)	6.79%	10/26/27	25,644
50,000	Wells Fargo & Co. (d)	4.54%	08/15/26	49,214
30,000	Wells Fargo & Co. (d)	4.81%	07/25/28	29,239
				672,485
	Beverages — 0.8%
25,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/46	22,512
25,000	Constellation Brands, Inc.	4.35%	05/09/27	24,213
25,000	Constellation Brands, Inc.	4.75%	05/09/32	23,635
20,000	Constellation Brands, Inc.	5.25%	11/15/48	18,098
25,000	Keurig Dr Pepper, Inc.	4.50%	04/15/52	20,369
25,000	Molson Coors Beverage Co.	4.20%	07/15/46	19,614
				128,441
	Biotechnology — 0.4%
15,000	Amgen, Inc.	5.15%	03/02/28	14,871
15,000	Amgen, Inc.	5.25%	03/02/30	14,871
25,000	Amgen, Inc.	5.65%	03/02/53	24,009
				53,751
	Building Materials — 0.3%
40,000	CRH America Finance, Inc. (a)	3.95%	04/04/28	38,014
	Chemicals — 0.2%
25,000	FMC Corp.	5.15%	05/18/26	24,698
	Commercial Services — 1.1%
40,000	Ashtead Capital, Inc. (a)	4.00%	05/01/28	37,229
25,000	Ashtead Capital, Inc. (a)	5.80%	04/15/34	24,343
25,000	Gartner, Inc. (a)	4.50%	07/01/28	23,532
25,000	S&P Global, Inc.	3.70%	03/01/52	18,399
65,000	United Rentals North America, Inc. (a)	6.00%	12/15/29	64,399
				167,902
	Cosmetics/Personal Care — 0.2%
25,000	Haleon US Capital LLC	3.38%	03/24/27	23,618
	Diversified Financial Services — 1.0%
35,000	American Express Co. (d)	6.34%	10/30/26	35,290
25,000	Intercontinental Exchange, Inc.	4.60%	03/15/33	23,449
25,000	Intercontinental Exchange, Inc.	4.95%	06/15/52	22,452
25,000	LPL Holdings, Inc. (a)	4.63%	11/15/27	23,831
30,000	Nasdaq, Inc.	5.55%	02/15/34	29,357
25,000	Nasdaq, Inc.	5.95%	08/15/53	24,693
				159,072

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric — 1.1%
$25,000	AEP Transmission Co. LLC	3.10%	12/01/26	$23,615
20,000	CenterPoint Energy Houston Electric LLC, Series AF	3.35%	04/01/51	13,588
20,000	Duke Energy Carolinas LLC	5.30%	02/15/40	19,036
25,000	Florida Power & Light Co.	5.30%	04/01/53	23,714
25,000	Georgia Power Co.	4.70%	05/15/32	23,686
25,000	Georgia Power Co.	4.30%	03/15/42	20,671
25,000	PECO Energy Co.	4.60%	05/15/52	21,328
25,000	Trans-Allegheny Interstate Line Co. (a)	3.85%	06/01/25	24,459
				170,097
	Environmental Control — 0.6%
25,000	Republic Services, Inc.	5.00%	04/01/34	24,102
35,000	Republic Services, Inc.	6.20%	03/01/40	36,827
35,000	Waste Management, Inc.	4.15%	07/15/49	28,319
				89,248
	Food — 1.2%
50,000	Campbell Soup Co.	5.40%	03/21/34	48,796
25,000	Conagra Brands, Inc.	5.30%	10/01/26	24,832
25,000	Conagra Brands, Inc.	5.30%	11/01/38	22,919
25,000	Kraft Heinz Foods Co.	6.88%	01/26/39	27,256
25,000	McCormick & Co., Inc.	2.50%	04/15/30	21,162
20,000	Mondelez International, Inc.	2.63%	09/04/50	11,818
25,000	Sysco Corp.	6.60%	04/01/50	27,168
				183,951
	Healthcare-Products — 1.1%
10,000	Alcon Finance Corp. (a)	5.38%	12/06/32	9,797
10,000	Alcon Finance Corp. (a)	5.75%	12/06/52	9,856
25,000	Solventum Corp. (a)	5.60%	03/23/34	24,120
25,000	Solventum Corp. (a)	5.90%	04/30/54	23,357
35,000	Stryker Corp.	1.95%	06/15/30	28,867
25,000	Stryker Corp.	4.10%	04/01/43	20,307
25,000	Thermo Fisher Scientific, Inc.	5.40%	08/10/43	24,406
25,000	Zimmer Biomet Holdings, Inc.	5.35%	12/01/28	24,896
				165,606
	Healthcare-Services — 2.6%
40,000	Centene Corp.	4.25%	12/15/27	37,756
25,000	Elevance Health, Inc.	5.35%	10/15/25	24,921
20,000	Elevance Health, Inc.	4.10%	03/01/28	19,157
25,000	Elevance Health, Inc.	4.75%	02/15/33	23,624
10,000	Elevance Health, Inc.	4.65%	01/15/43	8,617
20,000	Elevance Health, Inc.	5.13%	02/15/53	18,048
25,000	HCA, Inc.	5.38%	09/01/26	24,821
15,000	HCA, Inc.	4.13%	06/15/29	13,941
10,000	HCA, Inc.	5.13%	06/15/39	9,022
20,000	HCA, Inc.	4.63%	03/15/52	15,676
25,000	Humana, Inc.	5.75%	03/01/28	25,135
25,000	Humana, Inc.	5.88%	03/01/33	24,989
65,000	IQVIA, Inc. (a)	5.70%	05/15/28	65,068
35,000	Quest Diagnostics, Inc.	6.40%	11/30/33	36,672

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare-Services (Continued)
$30,000	UnitedHealth Group, Inc.	5.88%	02/15/53	$30,567
25,000	Universal Health Services, Inc.	2.65%	10/15/30	20,757
				398,771
	Insurance — 2.0%
50,000	Aon Corp. / Aon Global Holdings PLC	5.35%	02/28/33	48,664
45,000	Arthur J. Gallagher & Co.	6.50%	02/15/34	46,896
45,000	Arthur J. Gallagher & Co.	6.75%	02/15/54	48,502
25,000	Arthur J. Gallagher & Co.	5.75%	07/15/54	23,775
45,000	Brown & Brown, Inc.	4.20%	03/17/32	40,068
25,000	Brown & Brown, Inc.	4.95%	03/17/52	20,704
30,000	Marsh & McLennan Cos., Inc.	5.75%	11/01/32	30,734
25,000	Marsh & McLennan Cos., Inc.	4.90%	03/15/49	22,045
25,000	Willis North America, Inc.	4.65%	06/15/27	24,305
				305,693
	Lodging — 0.5%
35,000	Hyatt Hotels Corp.	5.75%	01/30/27	35,176
35,000	Marriott International, Inc., Series FF	4.63%	06/15/30	33,278
				68,454
	Media — 0.3%
25,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/25	24,664
25,000	Comcast Corp.	5.35%	05/15/53	23,255
				47,919
	Packaging & Containers — 0.5%
45,000	Berry Global, Inc. (a)	5.50%	04/15/28	44,500
25,000	Berry Global, Inc. (a)	5.65%	01/15/34	24,155
				68,655
	Pharmaceuticals — 1.9%
25,000	AbbVie, Inc.	5.05%	03/15/34	24,393
25,000	AbbVie, Inc.	4.40%	11/06/42	21,560
30,000	Becton Dickinson & Co.	4.30%	08/22/32	27,575
25,000	Becton Dickinson & Co.	5.11%	02/08/34	24,095
23,000	Cigna Group (The)	4.50%	02/25/26	22,604
40,000	Cigna Group (The)	5.40%	03/15/33	39,311
25,000	CVS Health Corp.	5.00%	02/20/26	24,760
10,000	CVS Health Corp.	4.78%	03/25/38	8,809
25,000	CVS Health Corp.	5.63%	02/21/53	23,077
25,000	McKesson Corp.	5.10%	07/15/33	24,366
25,000	Zoetis, Inc.	5.60%	11/16/32	25,147
25,000	Zoetis, Inc.	4.45%	08/20/48	20,777
				286,474
	Pipelines — 0.6%
25,000	Energy Transfer, L.P.	4.75%	01/15/26	24,616
25,000	Sabine Pass Liquefaction LLC	5.88%	06/30/26	25,038
45,000	Transcontinental Gas Pipe Line Co. LLC	7.85%	02/01/26	46,343
				95,997
	Real Estate Investment Trusts — 0.4%
25,000	Crown Castle, Inc.	4.45%	02/15/26	24,455

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Real Estate Investment Trusts (Continued)
$20,000	Crown Castle, Inc.	2.90%	04/01/41	$13,404
25,000	VICI Properties, L.P.	4.95%	02/15/30	23,728
				61,587
	Retail — 0.4%
25,000	McDonald’s Corp.	4.88%	12/09/45	22,094
45,000	O’Reilly Automotive, Inc.	4.35%	06/01/28	43,494
				65,588
	Software — 2.4%
25,000	Black Knight InfoServ LLC (a)	3.63%	09/01/28	23,281
25,000	Fidelity National Information Services, Inc.	5.10%	07/15/32	24,268
50,000	Infor, Inc. (a)	1.75%	07/15/25	47,365
25,000	MSCI, Inc. (a)	4.00%	11/15/29	22,613
35,000	MSCI, Inc. (a)	3.88%	02/15/31	30,663
25,000	Oracle Corp.	5.80%	11/10/25	25,067
10,000	Oracle Corp.	4.50%	05/06/28	9,691
15,000	Oracle Corp.	6.25%	11/09/32	15,565
15,000	Oracle Corp.	6.13%	07/08/39	15,084
10,000	Oracle Corp.	5.55%	02/06/53	9,197
50,000	Roper Technologies, Inc.	3.80%	12/15/26	48,046
45,000	VMware LLC	4.70%	05/15/30	42,701
30,000	Workday, Inc.	3.70%	04/01/29	27,711
30,000	Workday, Inc.	3.80%	04/01/32	26,558
				367,810
	Telecommunications — 1.1%
35,000	AT&T, Inc.	3.65%	09/15/59	22,724
25,000	Cisco Systems, Inc.	4.85%	02/26/29	24,699
25,000	Cisco Systems, Inc.	5.30%	02/26/54	24,074
40,000	T-Mobile USA, Inc.	4.75%	02/01/28	38,973
25,000	T-Mobile USA, Inc.	5.65%	01/15/53	23,991
25,000	Verizon Communications, Inc.	4.50%	08/10/33	23,095
15,000	Verizon Communications, Inc.	4.86%	08/21/46	13,255
				170,811
	Transportation — 0.3%
25,000	CSX Corp.	5.50%	04/15/41	24,412
25,000	Union Pacific Corp.	3.20%	05/20/41	18,577
				42,989
	Water — 0.3%
25,000	American Water Capital Corp.	5.15%	03/01/34	24,241
25,000	American Water Capital Corp.	4.30%	12/01/42	21,235
				45,476
	Total Corporate Bonds and Notes			4,006,494
	(Cost $3,949,849)
U.S. GOVERNMENT BONDS AND NOTES — 17.4%
300,000	U.S. Treasury Bond	4.50%	08/15/39	291,621
136,000	U.S. Treasury Bond	3.25%	05/15/42	109,284
300,000	U.S. Treasury Bond	4.00%	11/15/42	267,375
300,000	U.S. Treasury Bond	4.38%	08/15/43	280,266
800,000	U.S. Treasury Bond	3.00%	02/15/49	583,625

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$300,000	U.S. Treasury Bond	4.00%	11/15/52	$262,945
850,000	U.S. Treasury Note	4.63%	09/15/26	843,459
	Total U.S. Government Bonds and Notes			2,638,575
	(Cost $2,644,942)
MORTGAGE-BACKED SECURITIES — 9.9%
	Collateralized Mortgage Obligations — 6.4%
	Ellington Financial Mortgage Trust
289,000	Series 2019-2, Class M1 (a)	3.47%	11/25/59	253,191
	New Residential Mortgage Loan Trust
242,303	Series 2018-4A, Class A1S, 1 Mo. CME Term SOFR + CSA + 0.75% (a) (b)	6.18%	01/25/48	235,599
	Onslow Bay Mortgage Loan Trust
602,281	Series 2021-NQM4, Class A1 (a)	1.96%	10/25/61	491,782
				980,572
	Commercial Mortgage-Backed Securities — 3.5%
	BANK
345,000	Series 2020-BN30, Class A4	1.93%	12/15/53	270,175
	BMO Mortgage Trust
5,824,000	Series 2024-5C3, Class XA, IO (c)	1.35%	02/15/57	260,853
				531,028
	Total Mortgage-Backed Securities			1,511,600
	(Cost $1,520,771)
ASSET-BACKED SECURITIES — 9.3%
	AMSR Trust
315,000	Series 2020-SFR4, Class A (a)	1.36%	11/17/37	294,835
	CoreVest American Finance Trust
300,000	Series 2020-1, Class A2 (a)	2.30%	03/15/50	270,536
239,814	Series 2020-3, Class A (a)	1.36%	08/15/53	224,897
371,141	Series 2021-2, Class A (a)	1.41%	07/15/54	332,992
	FirstKey Homes Trust
304,001	Series 2020-SFR1, Class A (a)	1.34%	08/17/37	286,336
	Total Asset-Backed Securities			1,409,596
	(Cost $1,390,748)
FOREIGN CORPORATE BONDS AND NOTES — 3.7%
	Banks — 0.7%
25,000	Barclays PLC (d)	4.97%	05/16/29	24,128
40,000	Toronto-Dominion Bank (The)	4.69%	09/15/27	39,095
45,000	UBS AG	5.65%	09/11/28	45,220
				108,443
	Beverages — 0.2%
25,000	Bacardi Ltd. / Bacardi-Martini B.V. (a)	5.25%	01/15/29	24,346
	Environmental Control — 0.4%
30,000	Waste Connections, Inc.	4.20%	01/15/33	27,328
25,000	Waste Connections, Inc.	5.00%	03/01/34	23,913
20,000	Waste Connections, Inc.	2.95%	01/15/52	12,559
				63,800
	Healthcare-Services — 0.3%
50,000	Icon Investments Six Designated Activity Co.	6.00%	05/08/34	49,948

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Insurance — 0.1%
$25,000	Aon Global Ltd.	4.75%	05/15/45	$21,241
	Packaging & Containers — 0.6%
25,000	CCL Industries, Inc. (a)	3.25%	10/01/26	23,467
25,000	CCL Industries, Inc. (a)	3.05%	06/01/30	21,354
25,000	Smurfit Kappa Treasury ULC (a)	5.20%	01/15/30	24,419
25,000	Smurfit Kappa Treasury ULC (a)	5.44%	04/03/34	24,236
				93,476
	Pharmaceuticals — 0.2%
25,000	AstraZeneca PLC	6.45%	09/15/37	27,202
	Pipelines — 0.2%
25,000	Enbridge, Inc.	4.25%	12/01/26	24,240
	Retail — 0.3%
25,000	Alimentation Couche-Tard, Inc. (a)	5.27%	02/12/34	24,132
15,000	Alimentation Couche-Tard, Inc. (a)	5.62%	02/12/54	14,354
				38,486
	Software — 0.5%
25,000	Constellation Software, Inc. (a)	5.46%	02/16/34	24,375
55,000	Open Text Corp. (a)	6.90%	12/01/27	56,204
				80,579
	Transportation — 0.2%
25,000	Canadian National Railway Co.	6.13%	11/01/53	27,198
	Total Foreign Corporate Bonds and Notes			558,959
	(Cost $559,571)

Shares	Description	Value
MONEY MARKET FUNDS — 3.5%
536,700	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (e)	536,700
	(Cost $536,700)
	Total Investments — 110.5%	16,782,607
	(Cost $16,762,149)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (2.4)%
	Pass-Through Securities — (2.4)%
	Federal National Mortgage Association
$(298,000)	Pool TBA	5.50%	06/15/54	(289,213)
(69,000)	Pool TBA	6.00%	06/15/54	(68,342)
	Total Investments Sold Short — (2.4)%			(357,555)
	(Proceeds $359,392)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.0)%
(1)	U.S. 10-Year Treasury Futures Call	$(107,438)	$110.50	05/24/24	(78)
(1)	U.S. 10-Year Treasury Futures Call	(107,438)	111.00	05/24/24	(47)

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(3)	U.S. Treasury Long Bond Futures Call	$(341,437)	$118.00	05/24/24	$(750)
(2)	U.S. Treasury Long Bond Futures Call	(227,687)	126.00	08/23/24	(594)
	Total Call Options Written				(1,469)
	(Premiums received $15,266)
	Put Options Written — (0.1)%
(3)	U.S. 5-Year Treasury Futures Put	(314,227)	106.50	05/24/24	(5,531)
(1)	U.S. 5-Year Treasury Futures Put	(105,039)	106.00	08/23/24	(1,680)
(1)	U.S. Treasury Long Bond Futures Put	(113,813)	112.00	05/24/24	(781)
(2)	U.S. Treasury Long Bond Futures Put	(227,625)	116.00	05/24/24	(5,625)
(1)	U.S. Treasury Long Bond Futures Put	(113,844)	112.00	08/23/24	(2,375)
	Total Put Options Written				(15,992)
	(Premiums received $6,175)
	Total Written Options				(17,461)
	(Premiums received $21,441)
	Net Other Assets and Liabilities — (8.0)%				(1,216,074)
	Net Assets — 100.0%				$15,191,517
Futures Contracts at April 30, 2024:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	Long	8	Jun-2024	$1,621,250	$(14,502)
U.S. 5-Year Treasury Notes	Long	10	Jun-2024	1,047,422	(21,484)
U.S. 10-Year Treasury Notes	Long	6	Jun-2024	644,625	(8,531)
U.S. Treasury Long Bond Futures	Short	5	Jun-2024	(569,063)	26,367
Ultra 10-Year U.S. Treasury Notes	Short	4	Jun-2024	(440,875)	2,344
				$2,303,359	$(15,806)

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2024, securities noted as such amounted to $3,438,169 or 22.6% of net assets.

(b)	Floating or variable rate security.
(c)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(d)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(e)	Rate shown reflects yield as of April 30, 2024.

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To-Be-Announced Security

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$6,120,683	$—	$6,120,683	$—
Corporate Bonds and Notes*	4,006,494	—	4,006,494	—
U.S. Government Bonds and Notes	2,638,575	—	2,638,575	—
Mortgage-Backed Securities	1,511,600	—	1,511,600	—
Asset-Backed Securities	1,409,596	—	1,409,596	—
Foreign Corporate Bonds and Notes*	558,959	—	558,959	—
Money Market Funds	536,700	536,700	—	—
Total Investments	16,782,607	536,700	16,245,907	—
Futures Contracts	28,711	28,711	—	—
Total	$16,811,318	$565,411	$16,245,907	$—

LIABILITIES TABLE
	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(357,555)	$—	$(357,555)	$—
Written Options	(17,461)	(17,461)	—	—
Futures Contracts	(44,517)	(44,517)	—	—
Total	$(419,533)	$(61,978)	$(357,555)	$—

*	See Portfolio of Investments for industry breakout.

First Trust Commercial Mortgage Opportunities ETF (CAAA)
Portfolio of Investments
April 30, 2024  (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES — 91.9%
	Commercial Mortgage-Backed Securities — 91.9%
	Aventura Mall Trust
$730,000	Series 2018-AVM, Class A (a) (b)	4.25%	07/05/40	$681,521
	BANK
500,000	Series 2018-BN13, Class A4	3.95%	08/15/61	468,195
7,500,000	Series 2021-BN31, Class XB, IO (b)	0.97%	02/15/54	363,802
	BBCMS Mortgage Trust
600,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (a) (c)	6.24%	03/15/37	570,787
500,000	Series 2022-C16, Class A5	4.60%	06/15/55	467,952
250,000	Series 2022-C18, Class A4	5.44%	12/15/55	247,531
500,000	Series 2023-C22, Class A4	6.52%	11/15/56	533,044
275,000	Series 2024-5C25, Class AS	6.36%	03/15/57	279,067
263,814	Series 2024-C24, Class A1	5.23%	02/15/57	260,040
	Benchmark Mortgage Trust
720,000	Series 2020-B18, Class A5	1.93%	07/15/53	569,220
290,000	Series 2020-B18, Class ASB	1.86%	07/15/53	254,900
800,000	Series 2020-B20, Class A4	1.75%	10/15/53	635,380
200,000	Series 2021-B23, Class AAB	1.77%	02/15/54	171,860
4,899,746	Series 2024-V6, Class XA, IO (b)	1.58%	10/15/28	268,239
	BMO Mortgage Trust
325,000	Series 2023-C5, Class ASB	5.99%	06/15/56	331,495
250,000	Series 2024-C8, Class ASB	5.79%	03/15/57	250,989
	BPR Mortgage Trust
500,000	Series 2023-STON, Class A (a)	7.50%	12/05/39	514,601
	Citigroup Commercial Mortgage Trust
408,649	Series 2018-C5, Class A3	3.96%	06/10/51	382,559
450,000	Series 2019-C7, Class A4	3.10%	12/15/72	395,500
	Credit Suisse Mortgage Trust
510,000	Series 2021-BHAR, Class A, 1 Mo. CME Term SOFR + CSA + 1.15% (a) (c)	6.59%	11/15/38	508,196
	CSAIL Commercial Mortgage Trust
226,000	Series 2015-C3, Class B (b)	4.24%	08/15/48	207,475
	GS Mortgage Securities Trust
314,354	Series 2017-GS6, Class A2	3.16%	05/10/50	292,177
	ILPT Trust
225,000	Series 2019-SURF, Class A (a)	4.15%	02/11/41	207,947
	JPMorgan Chase Commercial Mortgage Securities Trust
365,000	Series 2019-OSB, Class A (a)	3.40%	06/05/39	321,090
	KIND Trust
495,860	Series 2021-KIND, Class A, 1 Mo. CME Term SOFR + CSA + 0.95% (a) (c)	6.39%	08/15/38	487,459
	Life Mortgage Trust
425,000	Series 2022-BMR2, Class A1, 1 Mo. CME Term SOFR + 1.30% (a) (c)	6.62%	05/15/39	420,188
	Manhattan West Mortgage Trust
550,000	Series 2020-1MW, Class A (a)	2.13%	09/10/39	481,420
	Morgan Stanley Bank of America Merrill Lynch Trust
280,000	Series 2016-C32, Class A4	3.72%	12/15/49	265,290
	Morgan Stanley Capital I Trust
272,482	Series 2017-HR2, Class A3	3.33%	12/15/50	251,543

First Trust Commercial Mortgage Opportunities ETF (CAAA)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Morgan Stanley Capital I Trust (Continued)
$290,000	Series 2018-L1, Class A3	4.14%	10/15/51	$271,123
12,074,871	Series 2019-L2, Class XA, IO (b)	1.17%	03/15/52	454,834
	MSWF Commercial Mortgage Trust
250,000	Series 2023-2, Class A5	6.01%	12/15/56	258,361
	Ready Capital Mortgage Financing LLC
274,403	Series 2021-FL6, Class A, 1 Mo. CME Term SOFR + CSA + 0.95% (a) (c)	6.38%	07/25/36	272,192
	WB Commercial Mortgage Trust
200,000	Series 2024-HQ, Class A (a) (b)	6.13%	03/15/40	197,772
	Wells Fargo Commercial Mortgage Trust
500,000	Series 2018-C47, Class A4	4.44%	09/15/61	473,877
	WFLD Mortgage Trust
750,000	Series 2014-MONT, Class A (a) (b)	3.88%	08/10/31	682,406
	Total Mortgage-Backed Securities			13,700,032
	(Cost $13,829,907)
U.S. GOVERNMENT BONDS AND NOTES — 3.2%
202,000	U.S. Treasury Note	4.13%	03/31/29	196,760
275,000	U.S. Treasury Note	4.63%	04/30/29	273,969
	Total U.S. Government Bonds and Notes			470,729
	(Cost $470,908)

Shares	Description	Value
MONEY MARKET FUNDS — 4.3%
642,330	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (d)	642,330
	(Cost $642,330)

	Total Investments — 99.4%	14,813,091
	(Cost $14,943,145)
	Net Other Assets and Liabilities — 0.6%	85,155
	Net Assets — 100.0%	$14,898,246
Futures Contracts at April 30, 2024:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	Long	2	Jun-2024	$405,312	$(5,063)
U.S. 10-Year Treasury Notes	Long	8	Jun-2024	859,500	(22,172)
Ultra 10-Year U.S. Treasury Notes	Long	1	Jun-2024	110,219	(5,297)
				$1,375,031	$(32,532)

First Trust Commercial Mortgage Opportunities ETF (CAAA)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2024, securities noted as such amounted to $5,345,579 or 35.9% of net assets.

(b)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(c)	Floating or variable rate security.
(d)	Rate shown reflects yield as of April 30, 2024.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$13,700,032	$—	$13,700,032	$—
U.S. Government Bonds and Notes	470,729	—	470,729	—
Money Market Funds	642,330	642,330	—	—
Total Investments	$14,813,091	$642,330	$14,170,761	$—

LIABILITIES TABLE
	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(32,532)	$(32,532)	$—	$—

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments
April 30, 2024  (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES — 71.4%
	Collateralized Mortgage Obligations — 25.8%
	BRAVO Residential Funding Trust
$275,000	Series 2024-NQM3, Class B1 (a)	8.10%	03/25/64	$272,968
	CAFL Issuer LLC
98,572	Series 2021-RTL1, Class A1, steps up to 4.24% on 03/28/2025 (a) (b)	2.24%	03/28/29	95,181
	Connecticut Avenue Securities Trust
240,000	Series 2022-R01, Class 1B2, 30 Day Average SOFR + 6.00% (a) (c)	11.33%	12/25/41	252,893
255,000	Series 2024-R03, Class 2M2, 30 Day Average SOFR + 1.95% (a) (c)	7.28%	03/25/44	255,968
	Ellington Financial Mortgage Trust
289,000	Series 2019-2, Class M1 (a)	3.47%	11/25/59	253,192
	FARM Mortgage Trust
623,380	Series 2024-1, Class B (a)	5.12%	10/01/53	500,910
	LHOME Mortgage Trust
445,000	Series 2024-RTL2, Class A2, steps up to 10.38% on 10/25/2026 (a) (b)	8.90%	03/25/29	445,070
255,000	Series 2024-RTL2, Class M, steps up to 13.08% on 10/25/2026 (a) (b)	11.58%	03/25/29	255,049
	MFA Trust
268,737	Series 2022-INV3, Class A1, steps up to 7.00% on 09/01/2026 (a) (b)	6.00%	10/25/57	265,519
	Onslow Bay Mortgage Loan Trust
312,294	Series 2021-NQM4, Class A1 (a)	1.96%	10/25/61	254,998
	PRPM LLC
259,139	Series 2020-6, Class A2, steps up to 8.70% on 11/25/2024 (a) (b)	7.70%	11/25/25	246,034
	PRPM Trust
275,000	Series 2024-NQM1, Class M1 (a) (d)	6.71%	12/25/68	270,603
	Verus Securitization Trust
367,000	Series 2021-5, Class B2 (a)	3.94%	09/25/66	242,638
375,000	Series 2021-R2, Class B2 (a)	4.26%	02/25/64	266,416
				3,877,439
	Commercial Mortgage-Backed Securities — 45.6%
	BANK
1,065,006	Series 2019-BN22, Class XA, IO (d)	0.71%	11/15/62	28,919
979,727	Series 2019-BN24, Class XA, IO (d)	0.75%	11/15/62	29,652
7,500,000	Series 2021-BN31, Class XB, IO (d)	0.97%	02/15/54	363,802
	BBCMS Mortgage Trust
600,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (a) (c)	6.24%	03/15/37	570,787
9,999,932	Series 2024-5C25, Class XA, IO (d)	1.43%	03/15/57	492,911
	Benchmark Mortgage Trust
8,899,538	Series 2024-V6, Class XA, IO (d)	1.58%	10/15/28	487,209
	BX Trust
375,000	Series 2021-ARIA, Class E, 1 Mo. CME Term SOFR + CSA + 2.24% (a) (c)	7.68%	10/15/36	367,222
	Credit Suisse Mortgage Trust
400,000	Series 2020-WEST, Class A (a)	3.04%	02/15/35	296,716
664,000	Series 2021-BHAR, Class A, 1 Mo. CME Term SOFR + CSA + 1.15% (a) (c)	6.59%	11/15/38	661,651

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	CSAIL Commercial Mortgage Trust
$285,000	Series 2015-C3, Class B (d)	4.24%	08/15/48	$261,639
	Del Amo Fashion Center Trust
300,000	Series 2017-AMO, Class D (a) (d)	3.76%	06/05/35	258,439
	Great Wolf Trust
300,000	Series 2024-WOLF, Class E, 1 Mo. CME Term SOFR + 3.64% (a) (c)	8.96%	03/15/39	300,673
	Hilton USA Trust
325,000	Series 2016-HHV, Class E (a) (d)	4.33%	11/05/38	299,997
	Life Mortgage Trust
368,614	Series 2021-BMR, Class F, 1 Mo. CME Term SOFR + CSA + 2.35% (a) (c)	7.79%	03/15/38	356,364
368,614	Series 2021-BMR, Class G, 1 Mo. CME Term SOFR + CSA + 2.95% (a) (c)	8.39%	03/15/38	354,599
	LUXE Trust
300,000	Series 2021-TRIP, Class F, 1 Mo. CME Term SOFR + CSA +3.25% (a) (c)	8.69%	10/15/38	295,067
262,000	Series 2021-TRIP, Class G, 1 Mo. CME Term SOFR + CSA + 4.25% (a) (c)	9.69%	10/15/38	256,483
	Morgan Stanley Capital I Trust
12,074,871	Series 2019-L2, Class XA, IO (d)	1.17%	03/15/52	454,834
	WFLD Mortgage Trust
800,000	Series 2014-MONT, Class A (a) (d)	3.88%	08/10/31	727,900
				6,864,864
	Total Mortgage-Backed Securities			10,742,303
	(Cost $10,763,171)
ASSET-BACKED SECURITIES — 16.9%
	AMSR Trust
280,000	Series 2020-SFR3, Class I (a)	7.38%	09/17/37	274,930
	Corevest American Finance Trust
284,812	Series 2021-1, Class A (a)	1.57%	04/15/53	262,074
	Exeter Automobile Receivables Trust
250,000	Series 2024-1A, Class E (a)	7.89%	08/15/31	245,713
275,000	Series 2024-2A, Class D	5.92%	02/15/30	271,531
	GLS Auto Receivables Issuer Trust
250,000	Series 2023-4A, Class D (a)	7.18%	08/15/29	255,624
	Pagaya AI Debt Trust
259,933	Series 2023-6, Class C (a)	8.49%	06/16/31	263,400
260,000	Series 2024-2, Class C (a)	7.57%	08/15/31	260,968
450,000	Series 2024-3, Class D (a)	9.00%	10/15/31	431,779
	SBNA Auto Receivables Trust
275,000	Series 2024-A, Class D (a)	6.04%	04/15/30	271,359
	Total Asset-Backed Securities			2,537,378
	(Cost $2,549,499)

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 5.1%
	Collateralized Mortgage Obligations — 3.3%
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
$500,000	Series 2024-HQA1, Class M2, 30 Day Average SOFR + 2.00% (a) (c)	7.33%	03/25/44	$501,064
				501,064
	Commercial Mortgage-Backed Securities — 1.8%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
940,000	Series K755, Class X3, IO (d)	5.64%	02/25/59	272,805
				272,805
	Total U.S. Government Agency Mortgage-Backed Securities			773,869
	(Cost $774,202)
U.S. GOVERNMENT BONDS AND NOTES — 4.7%
255,000	U.S. Treasury Note	4.88%	10/31/28	256,215
232,000	U.S. Treasury Note	4.13%	03/31/29	225,983
235,000	U.S. Treasury Note	4.63%	04/30/31	233,917
	Total U.S. Government Bonds and Notes			716,115
	(Cost $716,667)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
144,922	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (e)	144,922
	(Cost $144,922)

	Total Investments — 99.1%	14,914,587
	(Cost $14,948,461)
	Net Other Assets and Liabilities — 0.9%	128,739
	Net Assets — 100.0%	$15,043,326
Futures Contracts at April 30, 2024:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 5-Year Treasury Notes	Long	10	Jun-2024	$1,047,422	$(18,406)
Ultra 10-Year U.S. Treasury Notes	Long	3	Jun-2024	330,656	(47)
				$1,378,078	$(18,453)

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2024, securities noted as such amounted to $11,390,248 or 75.7%
of net assets.

(b)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(c)	Floating or variable rate security.

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
(d)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(e)	Rate shown reflects yield as of April 30, 2024.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$10,742,303	$—	$10,742,303	$—
Asset-Backed Securities	2,537,378	—	2,537,378	—
U.S. Government Agency Mortgage-Backed Securities	773,869	—	773,869	—
U.S. Government Bonds and Notes	716,115	—	716,115	—
Money Market Funds	144,922	144,922	—	—
Total Investments	$14,914,587	$144,922	$14,769,665	$—

LIABILITIES TABLE
	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(18,453)	$(18,453)	$—	$—

First Trust Exchange-Traded Fund IV
Additional Information
April 30, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.